Shareholders' Equity - Non-employee Equity Awards, Restricted Stock Units (Detail) (Restricted Stock Units RSUs [Member], Non Employee [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units RSUs [Member] | Non Employee [Member]
Nonvested Restricted Stock Units Activity [Line Items]
Beginning of year	5,000
Awarded, Number	3,500
Settled, Number	(1,000)
Forfeited, Number
End of year	7,500
Non-vested at beginning of year	$ 10.43
Awarded, Fair Value	$ 8.49
Settled, fair value	$ 10.75
Forfeited, fair value
Non-vested at end of year	$ 9.48